Subsequent events (Details) - Private placements - USD ($)	May 07, 2021	Dec. 17, 2020	Jul. 27, 2020
Subsequent events
Number of shares issued		5,580,000	2,339,000
Share purchase price		$ 0.80	$ 1.50
Gross proceeds from this offering		$ 4,500,000	$ 3,500,000
Subsequent events
Subsequent events
Number of shares issued	5,580,000		2,339,000
Share purchase price	$ 0.80		$ 1.50
Gross proceeds from this offering	$ 4,464,000		$ 3,500,000